Consolidated statement of changes in equity - SEK (kr) kr in Millions		Total	Capital stock [member]	Additional paid in capital [member]	Other reserves [member]	Retained earnings [member]	Stockholder's equity [member]	Non-controlling interests [member]
Beginning balance (Adjusted Balance) at Dec. 31, 2017		kr 96,588	kr 16,672	kr 24,731	kr (1,222)	kr 55,771	kr 95,952	kr 636
Beginning balance at Dec. 31, 2017		97,571	16,672	24,731	(334)	55,866	96,935	636
Opening balance adjustment | Increase Decrease Due to Changes in Accounting Policy Required By IFRSs [member]		(983)			(888)	(95)	(983)
Net income (loss)		(6,276)				(6,530)	(6,530)	254
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of deﬁned beneﬁts pension plans including asset ceiling		(2,453)				(2,457)	(2,457)	4
Revaluation of borrowings due to change in credit risk		207			207		207
Tax on items that will not be reclassiﬁed to proﬁt or loss		285			(44)	330	286	(1)
Translation reserves
Changes in translation reserves		2,011			1,974		1,974	37
Reclassification to profit and loss		36			36		36
Share of other comprehensive income of JV and associated companies		14			14		14
Other comprehensive income (loss), net of tax		100			2,187	(2,127)	60	40
Total comprehensive income (loss)		(6,176)			2,187	(8,657)	(6,470)	294
Transactions with owners
Sale of own shares		107				107	107
Long-term variable compensation plans		677				677	677
Dividends paid		(3,425)				(3,287)	(3,287)	(138)
Transactions with non-controlling interests		(1)				(1)	(1)
Ending balance (Adjusted Balance) at Dec. 31, 2018		87,521	16,672	24,731	965	44,361	86,729	792
Ending balance at Dec. 31, 2018		87,770	16,672	24,731	965	44,610	86,978	792
Opening balance adjustment | Increase Decrease Due to Changes in Accounting Policy Required By IFRSs [member]		(249)				(249)	(249)
Net income (loss)		1,840				2,223	2,223	(383)
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of deﬁned beneﬁts pension plans including asset ceiling		(6,182)				(6,182)	(6,182)
Revaluation of borrowings due to change in credit risk		(651)			(651)		(651)
Tax on items that will not be reclassiﬁed to proﬁt or loss		1,363			134	1,229	1,363
Cash flow hedge reserve
Gains/losses arising during the period		(290)			(290)		(290)
Translation reserves
Changes in translation reserves		1,925			1,889		1,889	36
Reclassification to profit and loss		54			54		54
Share of other comprehensive income of JV and associated companies		131			131		131
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		60			60		60
Other comprehensive income (loss), net of tax		(3,590)			1,327	(4,953)	(3,626)	36
Total comprehensive income (loss)		(1,750)			1,327	(2,730)	(1,403)	(347)
Transactions with owners
Sale of own shares		197				197	197
Long-term variable compensation plans		377				377	377
Dividends paid		(4,450)				(3,301)	(3,301)	(1,149)
Transactions with non-controlling interests		(17)				(40)	(40)	23
Ending balance at Dec. 31, 2019		81,878	16,672	24,731	2,292	38,864	82,559	(681)
Net income (loss)		17,623				17,483	17,483	140
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of deﬁned beneﬁts pension plans including asset ceiling		(4,618)				(4,614)	(4,614)	(4)
Revaluation of borrowings due to change in credit risk		99			99		99
Tax on items that will not be reclassiﬁed to proﬁt or loss		880			(20)	899	879	1
Cash flow hedge reserve
Gains/losses arising during the period		136			136		136
Reclassification to profit and loss		281			281		281
Translation reserves
Changes in translation reserves		(5,376)			(5,434)		(5,434)	58
Reclassification to profit and loss		124			124		124
Share of other comprehensive income of JV and associated companies		(81)			(81)		(81)
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		(86)			(86)		(86)
Other comprehensive income (loss), net of tax		(8,641)			(4,981)	(3,715)	(8,696)	55
Total comprehensive income (loss)		8,982			(4,981)	13,768	8,787	195
Transactions with owners
Sale of own shares		163				163	163
Long-term variable compensation plans		150				150	150
Dividends paid	[1]	(5,996)				(4,985)	(4,985)	(1,011)
Ending balance at Dec. 31, 2020		kr 85,177	kr 16,672	kr 24,731	kr (2,689)	kr 47,960	kr 86,674	kr (1,497)

[1]	Dividends paid per share amounted to SEK 1.50 (SEK 1.00 in 2019 and SEK 1.00 in 2018).